COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) site	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of environmental remediation sites world wide	103
Number of environmental remediation sites world wide with individual significance	0
Environmental Loss Contingency, Statement Of Financial Position, Extensible Enumeration, Not Disclosed Flag	Company had an accrual totaling	Company had an accrual totaling
Accrual for environmental loss contingencies | $	$ 69	$ 70